Submission	May 08, 2026
Submission [Line Items]
Central Index Key	0000927003
Registrant Name	ADVANCED ENERGY INDUSTRIES INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES